RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of related parties and their relationships with the Group

Related parties	Relationships with the Group
Xian	Investment under the equity method
Fund Management Partnership	Investment under the equity method
TianRe Fund I	Investment under the equity method
GL Asia Mauritius II Cayman Ltd	Shareholder of the Company

Schedule of amounts due from/to related parties

As of December 31, 2012 and 2013, the amounts due from/to related parties consisted of the following (in RMB thousands):

	December 31,
	2012	2013
Amounts due from related parties
Fund Management Partnership	109	141
Xian	—	—
Other	1	1

Total amounts due from related parties	110	142

Amounts due to related parties
Fund Management Partnership	22	32
Xian	250	250

Total amounts due to related parties	272	282